EMPLOYEE BENEFIT PLANS - Information about plan assets, obligations, pension costs, benefits paid and contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Projected benefit obligation	$ (17,335)	$ (17,791)
Fair value of plan assets	22,014	22,171
Funded status of plan	4,679	4,380
Accumulated benefit obligation	16,938	17,416
Net periodic pension cost	66	216
Settlement change	(30)
Benefits paid	2,342	1,160
Change in accumulated actuarial gains included in other comprehensive income (net of tax)	$ 246	$ 1,124